UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-21598)

Exact name of registrant as specified in charter:	Putnam RetirementReady Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2018

Date of reporting period:	October 31, 2017

Item 1. Schedule of Investments:

	Putnam RetirementReady Funds
	The fund's portfolios
	10/31/17 (Unaudited)

	Putnam RetirementReady 2060 Fund	Shares	Value
	Absolute Return Funds (10.2%)*

	Putnam Absolute Return 100 Fund Class P(AFF)	238	$2,426
	Putnam Absolute Return 500 Fund Class P)(AFF)	777	8,976
	Putnam Absolute Return 700 Fund Class P(AFF)	2,470	30,673

	Total Absolute Return Funds (cost $40,546)		$42,075

	Asset Allocation Funds (89.4%)*

	Putnam Dynamic Asset Allocation Equity Fund Class P(AFF)	21,723	$301,080
	Putnam Dynamic Asset Allocation Growth Fund Class P(AFF)	3,573	65,788

	Total Asset Allocation Funds (cost $336,713)		$366,868

	Fixed Income Funds (0.4%)*

	Putnam Government Money Market Fund Class G(AFF)	1,841	$1,841

	Total Fixed Income Funds (cost $1,841)		$1,841

	Total Investments (cost $379,100)		$410,784

*	Percentages indicated are based on net assets of $410,564.

	Putnam RetirementReady 2055 Fund	Shares	Value
	Absolute Return Funds (10.4%)*

	Putnam Absolute Return 100 Fund Class P(AFF)	14,488	$147,925
	Putnam Absolute Return 500 Fund Class P(AFF)	35,554	410,647
	Putnam Absolute Return 700 Fund Class P(AFF)	112,998	1,403,436

	Total Absolute Return Funds (cost $1,837,723)		$1,962,008

	Asset Allocation Funds (89.2%)*

	Putnam Dynamic Asset Allocation Equity Fund Class P(AFF)	930,263	$12,893,446
	Putnam Dynamic Asset Allocation Growth Fund Class P(AFF)	209,527	3,857,396

	Total Asset Allocation Funds (cost $14,385,840)		$16,750,842

	Fixed Income Funds (0.4%)*

	Putnam Government Money Market Fund Class G(AFF)	82,531	$82,531

	Total Fixed Income Funds (cost $82,531)		$82,531

	Total Investments (cost $16,306,094)		$18,795,381

*	Percentages indicated are based on net assets of $18,776,237.

	Putnam RetirementReady 2050 Fund	Shares	Value
	Absolute Return Funds (11.1%)*

	Putnam Absolute Return 100 Fund Class P(AFF)	84,886	$866,685
	Putnam Absolute Return 500 Fund Class P(AFF)	111,104	1,283,250
	Putnam Absolute Return 700 Fund Class P(AFF)	353,120	4,385,755

	Total Absolute Return Funds (cost $6,114,163)		$6,535,690

	Asset Allocation Funds (88.6%)*

	Putnam Dynamic Asset Allocation Equity Fund Class P(AFF)	2,219,739	$30,765,586
	Putnam Dynamic Asset Allocation Growth Fund Class P(AFF)	1,149,922	21,170,059

	Total Asset Allocation Funds (cost $43,966,371)		$51,935,645

	Fixed Income Funds (0.4%)*

	Putnam Government Money Market Fund Class G(AFF)	252,215	$252,215

	Total Fixed Income Funds (cost $252,215)		$252,215

	Total Investments (cost $50,332,749)		$58,723,550

*	Percentages indicated are based on net assets of $58,623,764.

	Putnam RetirementReady 2045 Fund	Shares	Value
	Absolute Return Funds (12.3%)*

	Putnam Absolute Return 100 Fund Class P(AFF)	151,537	$1,547,190
	Putnam Absolute Return 500 Fund Class P(AFF)	129,817	1,499,385
	Putnam Absolute Return 700 Fund Class P(AFF)	378,211	4,697,386

	Total Absolute Return Funds (cost $7,303,421)		$7,743,961

	Asset Allocation Funds (87.3%)*

	Putnam Dynamic Asset Allocation Equity Fund Class P(AFF)	1,509,225	$20,917,852
	Putnam Dynamic Asset Allocation Growth Fund Class P(AFF)	1,844,088	33,949,655

	Total Asset Allocation Funds (cost $46,845,383)		$54,867,507

	Fixed Income Funds (0.4%)*

	Putnam Government Money Market Fund Class G(AFF)	272,367	$272,367

	Total Fixed Income Funds (cost $272,367)		$272,367

	Total Investments (cost $54,421,171)		$62,883,835

*	Percentages indicated are based on net assets of $62,850,237.

	Putnam RetirementReady 2040 Fund	Shares	Value
	Absolute Return Funds (15.8%)*

	Putnam Absolute Return 100 Fund Class P(AFF)	356,274	$3,637,562
	Putnam Absolute Return 300 Fund Class P(AFF)	57,682	583,163
	Putnam Absolute Return 500 Fund Class P(AFF)	508,695	5,875,423
	Putnam Absolute Return 700 Fund Class P(AFF)	1,067,079	13,253,120

	Total Absolute Return Funds (cost $21,904,942)		$23,349,268

	Asset Allocation Funds (82.5%)*

	Putnam Dynamic Asset Allocation Balanced Fund Class P(AFF)	357,051	$5,602,134
	Putnam Dynamic Asset Allocation Equity Fund Class P(AFF)	1,122,268	15,554,638
	Putnam Dynamic Asset Allocation Growth Fund Class P(AFF)	5,470,093	100,704,415

	Total Asset Allocation Funds (cost $104,047,866)		$121,861,187

	Fixed Income Funds (1.7%)*

	Putnam Government Money Market Fund Class G(AFF)	2,525,865	$2,525,865

	Total Fixed Income Funds (cost $2,525,865)		$2,525,865

	Total Investments (cost $128,478,673)		$147,736,320

*	Percentages indicated are based on net assets of $147,734,690.

	Putnam RetirementReady 2035 Fund	Shares	Value
	Absolute Return Funds (22.3%)*

	Putnam Absolute Return 100 Fund Class P(AFF)	324,415	$3,312,279
	Putnam Absolute Return 300 Fund Class P(AFF)	251,673	2,544,413
	Putnam Absolute Return 500 Fund Class P(AFF)	511,412	5,906,806
	Putnam Absolute Return 700 Fund Class P(AFF)	1,061,508	13,183,931

	Total Absolute Return Funds (cost $23,708,541)		$24,947,429

	Asset Allocation Funds (74.8%)*

	Putnam Dynamic Asset Allocation Balanced Fund Class P(AFF)	1,546,997	$24,272,389
	Putnam Dynamic Asset Allocation Growth Fund Class P(AFF)	3,228,491	59,436,522

	Total Asset Allocation Funds (cost $73,688,062)		$83,708,911

	Fixed Income Funds (2.9%)*

	Putnam Government Money Market Fund Class G(AFF)	3,253,142	$3,253,142

	Total Fixed Income Funds (cost $3,253,142)		$3,253,142

	Total Investments (cost $100,649,745)		$111,909,482

*	Percentages indicated are based on net assets of $111,903,220.

	Putnam RetirementReady 2030 Fund	Shares	Value
	Absolute Return Funds (30.5%)*

	Putnam Absolute Return 100 Fund Class P(AFF)	756,481	$7,723,668
	Putnam Absolute Return 300 Fund Class P(AFF)	1,090,862	11,028,618
	Putnam Absolute Return 500 Fund Class P(AFF)	1,249,054	14,426,575
	Putnam Absolute Return 700 Fund Class P(AFF)	2,124,499	26,386,280

	Total Absolute Return Funds (cost $56,136,552)		$59,565,141

	Asset Allocation Funds (65.5%)*

	Putnam Dynamic Asset Allocation Balanced Fund Class P(AFF)	5,849,401	$91,777,105
	Putnam Dynamic Asset Allocation Conservative Fund Class P(AFF)	178,449	1,945,096
	Putnam Dynamic Asset Allocation Growth Fund Class P(AFF)	1,868,736	34,403,430

	Total Asset Allocation Funds (cost $114,711,020)		$128,125,631

	Fixed Income Funds (3.9%)*

	Putnam Government Money Market Fund Class G(AFF)	7,599,283	$7,599,283

	Total Fixed Income Funds (cost $7,599,283)		$7,599,283

	Total Investments (cost $178,446,855)		$195,290,055

*	Percentages indicated are based on net assets of $195,500,007.

	Putnam RetirementReady 2025 Fund	Shares	Value
	Absolute Return Funds (40.9%)*

	Putnam Absolute Return 100 Fund Class P(AFF)	583,800	$5,960,594
	Putnam Absolute Return 300 Fund Class P(AFF)	1,124,693	11,370,642
	Putnam Absolute Return 500 Fund Class P(AFF)	1,352,485	15,621,206
	Putnam Absolute Return 700 Fund Class P(AFF)	1,148,837	14,268,556

	Total Absolute Return Funds (cost $45,147,505)		$47,220,998

	Asset Allocation Funds (54.1%)*

	Putnam Dynamic Asset Allocation Balanced Fund Class P(AFF)	3,093,974	$48,544,446
	Putnam Dynamic Asset Allocation Conservative Fund Class P(AFF)	1,281,618	13,969,640

	Total Asset Allocation Funds (cost $57,227,680)		$62,514,086

	Fixed Income Funds (5.1%)*

	Putnam Government Money Market Fund Class G(AFF)	5,895,031	$5,895,031

	Total Fixed Income Funds (cost $5,895,031)		$5,895,031

	Total Investments (cost $108,270,216)		$115,630,115

*	Percentages indicated are based on net assets of $115,521,434.

	Putnam RetirementReady 2020 Fund	Shares	Value
	Absolute Return Funds (52.3%)*

	Putnam Absolute Return 100 Fund Class P(AFF)	1,407,213	$14,367,640
	Putnam Absolute Return 300 Fund Class P(AFF)	3,089,545	31,235,295
	Putnam Absolute Return 500 Fund Class P(AFF)	4,121,950	47,608,518
	Putnam Absolute Return 700 Fund Class P(AFF)	960,726	11,932,217

	Total Absolute Return Funds (cost $100,321,582)		$105,143,670

	Asset Allocation Funds (41.9%)*

	Putnam Dynamic Asset Allocation Balanced Fund Class P(AFF)	1,845,425	$28,954,720
	Putnam Dynamic Asset Allocation Conservative Fund Class P(AFF)	5,061,523	55,170,605

	Total Asset Allocation Funds (cost $79,012,536)		$84,125,325

	Fixed Income Funds (5.9%)*

	Putnam Government Money Market Fund Class G(AFF)	11,809,526	$11,809,526

	Total Fixed Income Funds (cost $11,809,526)		$11,809,526

	Total Investments (cost $191,143,644)		$201,078,521

*	Percentages indicated are based on net assets of $200,877,074.

	Putnam Retirement Income Fund Lifestyle 1	Shares	Value
	Absolute Return Funds (60.2%)*

	Putnam Absolute Return 100 Fund Class P(AFF)	835,641	$8,531,894
	Putnam Absolute Return 300 Fund Class P(AFF)	1,973,015	19,947,185
	Putnam Absolute Return 500 Fund Class P(AFF)	2,485,556	28,708,176

	Total Absolute Return Funds (cost $55,496,594)		$57,187,255

	Asset Allocation Funds (34.1%)*

	Putnam Dynamic Asset Allocation Conservative Fund Class P(AFF)	2,978,198	$32,462,354

	Total Asset Allocation Funds (cost $31,025,924)		$32,462,354

	Fixed Income Funds (5.9%)*

	Putnam Government Money Market Fund Class G(AFF)	5,626,242	$5,626,242

	Total Fixed Income Funds (cost $5,626,242)		$5,626,242

	Total Investments (cost $92,148,760)		$95,275,851

*	Percentages indicated are based on net assets of $95,070,368.

Notes to The fund's portfolio

	Unless noted otherwise, the notes to the funds' portfolios are for the close of each fund's reporting period, which ran from August 1, 2017 through October 31, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures.

(AFF)	Affiliated Company.

	Security valuation The price of each fund’s shares is based on its net asset value (NAV), which is in turn based on the NAVs of the underlying Putnam Funds in which it invests, which are classified as Level 1 securities under Accounting Standards Codification Fair Value Measurements and Disclosures (ASC 820). The NAVs of the underlying Putnam Funds are determined based on the policies contained in each underlying Putnam Fund’s financial statements. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open.

	ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each fund’s investments. The three levels are defined as follows:

	Level 1 : Valuations based on quoted prices for identical securities in active markets.

	Level 2 : Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

	Level 3 : Valuations based on inputs that are unobservable and significant to the fair value measurement.

	The following is a summary of the inputs used to value the funds' net assets as of the close of the reporting period:

			Valuation inputs
	Investments in securities:	Level 1	Level 2	Level 3	Total
	Putnam RetirementReady 2060 Fund	$410,784	$—	$—	$410,784
	Putnam RetirementReady 2055 Fund	18,795,381	—	—	18,795,381
	Putnam RetirementReady 2050 Fund	58,723,550	—	—	58,723,550
	Putnam RetirementReady 2045 Fund	62,883,835	—	—	62,883,835
	Putnam RetirementReady 2040 Fund	147,736,320	—	—	147,736,320
	Putnam RetirementReady 2035 Fund	111,909,482	—	—	111,909,482
	Putnam RetirementReady 2030 Fund	195,290,055	—	—	195,290,055
	Putnam RetirementReady 2025 Fund	115,630,115	—	—	115,630,115
	Putnam RetirementReady 2020 Fund	201,078,521	—	—	201,078,521
	Putnam Retirement Income Fund Lifestyle 1	95,275,851	—	—	95,275,851

	During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.

	Affiliated transactions

	Transactions during the reporting period with a company which is under common ownership or control, or involving securities of companies in which a fund owned at least 5% of the voting securities, were as follows:

Putnam RetirementReady 2060 Fund
Affiliates	Fair value as of 7/31/17	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding as of 10/31/17	Fair value as of 10/31/17
Putnam Absolute Return 100 Fund Class P	$1,338	$1,378	$304	$—	$—	$5	$9	238	$2,426
Putnam Absolute Return 500 Fund Class P	5,926	4,116	1,223	—	—	23	134	777	8,976
Putnam Absolute Return 700 Fund Class P	20,282	13,871	4,171	—	—	138	553	2,470	30,673
Putnam Dynamic Asset Allocation Equity Fund Class P	199,978	129,788	42,438	—	—	6,441	7,311	21,723	301,080
Putnam Dynamic Asset Allocation Growth Fund Class P	43,541	28,425	8,895	—	—	1,085	1,632	3,573	65,788
Putnam Government Money Market Fund Class G	1,218	1,295	672	—	—	—	—	1,841	1,841
Totals	$272,283	$178,873	$57,703	$—	$—	$7,692	$9,639		$410,784

Putnam RetirementReady 2055 Fund
Affiliates	Fair value as of 7/31/17	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding as of 10/31/17	Fair value as of 10/31/17
Putnam Absolute Return 100 Fund Class P	$118,144	$35,706	$6,909	$—	$—	$41	$943	14,488	$147,925
Putnam Absolute Return 500 Fund Class P	374,105	49,071	20,438	—	—	(171)	8,080	35,554	410,647
Putnam Absolute Return 700 Fund Class P	1,280,764	157,270	69,673	—	—	(333)	35,408	112,998	1,403,436
Putnam Dynamic Asset Allocation Equity Fund Class P	12,240,553	1,188,782	1,176,134	—	—	181,115	459,130	930,263	12,893,446
Putnam Dynamic Asset Allocation Growth Fund Class P	3,112,089	765,349	177,884	—	—	18,489	139,353	209,527	3,857,396
Putnam Government Money Market Fund Class G	77,143	27,348	21,960	118	—	—	—	82,531	82,531
Totals	$17,202,798	$2,223,526	$1,472,998	$118	$—	$199,141	$642,914		$18,795,381

Putnam RetirementReady 2050 Fund
Affiliates	Fair value as of 7/31/17	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding as of 10/31/17	Fair value as of 10/31/17
Putnam Absolute Return 100 Fund Class P	$715,775	$182,946	$37,812	$—	$—	$263	$5,513	84,886	$866,685
Putnam Absolute Return 500 Fund Class P	1,220,613	97,992	60,483	—	—	(351)	25,479	111,104	1,283,250
Putnam Absolute Return 700 Fund Class P	4,179,126	301,329	206,193	—	—	(1,339)	112,832	353,120	4,385,755
Putnam Dynamic Asset Allocation Equity Fund Class P	31,277,229	1,527,948	3,608,036	—	—	563,562	1,004,883	2,219,739	30,765,586
Putnam Dynamic Asset Allocation Growth Fund Class P	18,457,298	2,757,747	936,620	—	—	139,351	752,283	1,149,922	21,170,059
Putnam Government Money Market Fund Class G	253,175	70,101	71,061	379	—	—	—	252,215	252,215
Totals	$56,103,216	$4,938,063	$4,920,205	$379	$—	$701,486	$1,900,990		$58,723,550

Putnam RetirementReady 2045 Fund
Affiliates	Fair value as of 7/31/17	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding as of 10/31/17	Fair value as of 10/31/17
Putnam Absolute Return 100 Fund Class P	$1,258,156	$359,164	$80,468	$—	$—	$411	$9,927	151,537	$1,547,190
Putnam Absolute Return 500 Fund Class P	1,267,824	282,555	78,890	—	—	(843)	28,739	129,817	1,499,385
Putnam Absolute Return 700 Fund Class P	4,340,797	496,830	258,180	—	—	(2,199)	120,138	378,211	4,697,386
Putnam Dynamic Asset Allocation Equity Fund Class P	21,736,752	1,939,181	3,850,420	—	—	637,848	454,491	1,509,225	20,917,852
Putnam Dynamic Asset Allocation Growth Fund Class P	29,369,667	4,933,949	1,790,211	—	—	240,756	1,195,494	1,844,088	33,949,655
Putnam Government Money Market Fund Class G	260,309	88,770	76,712	398	—	—	—	272,367	272,367
Totals	$58,233,505	$8,100,449	$6,134,881	$398	$—	$875,973	$1,808,789		$62,883,835

Putnam RetirementReady 2040 Fund
Affiliates	Fair value as of 7/31/17	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding as of 10/31/17	Fair value as of 10/31/17
Putnam Absolute Return 100 Fund Class P	$3,503,684	$289,287	$183,064	$—	$—	$1,017	$26,638	356,274	$3,637,562
Putnam Absolute Return 300 Fund Class P	279,738	318,835	19,082	—	—	531	3,141	57,682	583,163
Putnam Absolute Return 500 Fund Class P	5,366,986	677,879	282,695	—	—	(3,015)	116,268	508,695	5,875,423
Putnam Absolute Return 700 Fund Class P	12,057,563	1,498,736	633,508	—	—	(4,032)	334,361	1,067,079	13,253,120
Putnam Dynamic Asset Allocation Balanced Fund Class P	2,697,611	2,961,321	181,280	12,510	—	16,198	108,284	357,051	5,602,134
Putnam Dynamic Asset Allocation Equity Fund Class P	19,478,181	820,015	5,652,384	—	—	1,216,814	(307,988)	1,122,268	15,554,638
Putnam Dynamic Asset Allocation Growth Fund Class P	97,123,564	4,504,465	5,418,465	—	—	668,179	3,826,672	5,470,093	100,704,415
Putnam Government Money Market Fund Class G	2,054,506	732,944	261,585	3,463	—	—	—	2,525,865	2,525,865
Totals	$142,561,833	$11,803,482	$12,632,063	$15,973	$—	$1,895,692	$4,107,376		$147,736,320

Putnam RetirementReady 2035 Fund
Affiliates	Fair value as of 7/31/17	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding as of 10/31/17	Fair value as of 10/31/17
Putnam Absolute Return 100 Fund Class P	$2,892,920	$592,794	$196,694	$—	$—	$7	$23,252	324,415	$3,312,279
Putnam Absolute Return 300 Fund Class P	1,752,987	904,517	132,866	—	—	(2,053)	21,828	251,673	2,544,413
Putnam Absolute Return 500 Fund Class P	5,413,810	737,421	357,664	—	—	(5,988)	119,227	511,412	5,906,806
Putnam Absolute Return 700 Fund Class P	11,606,344	2,033,435	777,143	—	—	(17,807)	339,102	1,061,508	13,183,931
Putnam Dynamic Asset Allocation Balanced Fund Class P	16,536,183	8,360,161	1,243,965	77,324	—	103,483	516,527	1,546,997	24,272,389
Putnam Dynamic Asset Allocation Growth Fund Class P	63,799,989	5,649,494	12,839,015	—	—	1,524,017	1,302,037	3,228,491	59,436,522
Putnam Government Money Market Fund Class G	2,847,562	709,465	303,885	4,661	—	—	—	3,253,142	3,253,142
Totals	$104,849,795	$18,987,287	$15,851,232	$81,985	$—	$1,601,659	$2,321,973		$111,909,482

Putnam RetirementReady 2030 Fund
Affiliates	Fair value as of 7/31/17	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding as of 10/31/17	Fair value as of 10/31/17
Putnam Absolute Return 100 Fund Class P	$7,365,503	$842,754	$542,519	$—	$—	$3,039	$54,891	756,481	$7,723,668
Putnam Absolute Return 300 Fund Class P	9,672,245	1,998,256	741,702	—	—	(11,468)	111,287	1,090,862	11,028,618
Putnam Absolute Return 500 Fund Class P	13,087,505	2,039,096	978,701	—	—	(5,005)	283,680	1,249,054	14,426,575
Putnam Absolute Return 700 Fund Class P	26,485,760	1,089,090	1,882,057	—	—	(7,292)	700,779	2,124,499	26,386,280
Putnam Dynamic Asset Allocation Balanced Fund Class P	84,241,519	11,041,915	6,236,104	387,338	—	511,760	2,218,015	5,849,401	91,777,105
Putnam Dynamic Asset Allocation Conservative Fund Class P	1,954,297	97,681	139,427	9,942	—	5,928	26,617	178,449	1,945,096
Putnam Dynamic Asset Allocation Growth Fund Class P	46,027,401	1,506,330	15,014,114	—	—	2,931,500	(1,047,687)	1,868,736	34,403,430
Putnam Government Money Market Fund Class G	7,289,634	1,070,867	761,218	12,434	—	—	—	7,599,283	7,599,283
Totals	$196,123,864	$19,685,989	$26,295,842	$409,714	$—	$3,428,462	$2,347,582		$195,290,055

Putnam RetirementReady 2025 Fund
Affiliates	Fair value as of 7/31/17	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding as of 10/31/17	Fair value as of 10/31/17
Putnam Absolute Return 100 Fund Class P	$5,316,249	$893,147	$292,538	$—	$—	$325	$43,411	583,800	$5,960,594
Putnam Absolute Return 300 Fund Class P	9,656,729	2,156,834	546,846	—	—	(15,698)	119,623	1,124,693	11,370,642
Putnam Absolute Return 500 Fund Class P	12,535,255	3,528,905	728,614	—	—	(10,689)	296,349	1,352,485	15,621,206
Putnam Absolute Return 700 Fund Class P	14,095,671	1,447,653	1,647,686	—	—	(31,403)	404,321	1,148,837	14,268,556
Putnam Dynamic Asset Allocation Balanced Fund Class P	51,266,531	5,376,455	9,680,377	248,350	—	708,609	873,228	3,093,974	48,544,446
Putnam Dynamic Asset Allocation Conservative Fund Class P	9,111,563	5,277,845	605,188	55,736	—	11,042	174,378	1,281,618	13,969,640
Putnam Government Money Market Fund Class G	5,269,843	1,044,705	419,517	8,750	—	—	—	5,895,031	5,895,031
Totals	$107,251,841	$19,725,544	$13,920,766	$312,836	$—	$662,186	$1,911,310		$115,630,115

Putnam RetirementReady 2020 Fund
Affiliates	Fair value as of 7/31/17	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding as of 10/31/17	Fair value as of 10/31/17
Putnam Absolute Return 100 Fund Class P	$13,121,771	$1,980,867	$839,362	$—	$—	$18,438	$85,926	1,407,213	$14,367,640
Putnam Absolute Return 300 Fund Class P	27,934,935	4,814,786	1,801,179	—	—	78,827	207,926	3,089,545	31,235,295
Putnam Absolute Return 500 Fund Class P	43,412,497	6,034,161	2,755,380	—	—	156,727	760,513	4,121,950	47,608,518
Putnam Absolute Return 700 Fund Class P	14,869,057	675,402	3,962,764	—	—	429,752	(79,230)	960,726	11,932,217
Putnam Dynamic Asset Allocation Balanced Fund Class P	39,418,991	1,926,818	13,470,946	183,276	—	1,667,542	(587,685)	1,845,425	28,954,720
Putnam Dynamic Asset Allocation Conservative Fund Class P	49,217,553	8,241,753	3,149,569	261,233	—	264,773	596,095	5,061,523	55,170,605
Putnam Government Money Market Fund Class G	11,810,949	988,416	989,839	22,335	—	—	—	11,809,526	11,809,526
Totals	$199,785,753	$24,662,203	$26,969,039	$466,844	$—	$2,616,059	$983,545		$201,078,521

Putnam Retirement Income Fund Lifestyle 1
Affiliates	Fair value as of 7/31/17	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding as of 10/31/17	Fair value as of 10/31/17
Putnam Absolute Return 100 Fund Class P	$8,195,573	$643,798	$372,828	$—	$—	$(99)	$65,450	835,641	$8,531,894
Putnam Absolute Return 300 Fund Class P	19,085,452	1,538,356	869,932	—	—	(29,199)	222,508	1,973,015	19,947,185
Putnam Absolute Return 500 Fund Class P	27,528,717	1,966,445	1,350,826	—	—	(17,520)	581,360	2,485,556	28,708,176
Putnam Dynamic Asset Allocation Conservative Fund Class P	31,215,979	2,390,516	1,671,539	162,454	—	(20,111)	547,509	2,978,198	32,462,354
Putnam Government Money Market Fund Class G	5,437,413	545,598	356,769	8,641	—	—	—	5,626,242	5,626,242
Totals	$91,463,134	$7,084,713	$4,621,894	$171,095	$—	$(66,929)	$1,416,827		$95,275,851

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam RetirementReady Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: December 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: December 28, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: December 28, 2017